Land Use Right, Net - Schedule of Land Use Right, Net (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Land Use Right, Net [Abstract]
Land use rights	$ 1,214,624	$ 1,233,656
Less: accumulated amortization	(111,822)	(86,828)
Land use right, net	$ 1,102,802	$ 1,146,828